Redeemable Noncontrolling Interests and Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interests Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Abstract]
Beginning balance	¥ 1,172,218	¥ 1,093,526	¥ 495,845
Issuance of Fun Preferred Shares, net of issuance costs		0	733,238
Foreign exchange impact	117,540	(30,034)	(37,374)
Repurchase of Series B Preferred Shares		0	(146,460)
Accretion to redemption value of redeemable non-controlling interests	124,677	108,726	48,277
Ending balance	¥ 1,414,435	¥ 1,172,218	¥ 1,093,526